CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Share capital IPO	Share capital	Other reserves	AOCI	Deficit	IPO	Total
Balance beginning at Dec. 31, 2021		$ 2,714,755	$ 1,624,053	$ 143,972	$ (1,951,460)		$ 2,531,320
Balance beginning (in shares) at Dec. 31, 2021		9,517,000
Shares issued	$ 15,019,000					$ 15,019,000
Shares issued (in shares)	3,754,750
Share issuance costs		$ (1,403,797)	238,217				(1,165,580)
Value assigned to share options and warrants vested			182,422				182,422
Currency translation adjustments				(718,921)			(718,921)
Loss for the year					(1,068,391)		(1,068,391)
Balance ending at Dec. 31, 2022		$ 16,329,958	2,044,692	(574,949)	(3,019,851)		14,779,850
Balance ending (in shares) at Dec. 31, 2022		13,271,750
Value assigned to share options and warrants vested			549,456				549,456
Expiry of warrants		$ 238,217	(238,217)
Currency translation adjustments							0
Loss for the year					(4,000,671)		(4,000,671)
Balance ending at Dec. 31, 2023		$ 16,568,175	2,355,931	(574,949)	(7,020,522)		11,328,635
Balance ending (in shares) at Dec. 31, 2023		13,271,750
Value assigned to share options and warrants vested			1,034,268				1,034,268
Currency translation adjustments							0
Loss for the year					(3,078,731)		(3,078,731)
Balance ending at Dec. 31, 2024		$ 16,568,175	$ 3,390,199	$ (574,949)	$ (10,099,253)		$ 9,284,172
Balance ending (in shares) at Dec. 31, 2024		13,271,750